Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2014
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment

	December 31, 2014	December 31, 2013
Machinery and equipment	$1,013,000	$849,000
Office furniture and fixtures	198,000	198,000
Computer equipment and software	149,000	97,000
Total cost	1,360,000	1,144,000
Less accumulated depreciation	(605,000)	(380,000)
Net	$755,000	$764,000

Schedule of Capital Leased Assets

	December 31, 2014	December 31, 2013
Machinery and equipment	$27,000	$27,000
Computer equipment and software	46,000	17,000
Total assets under capital lease	73,000	44,000
Less accumulated amortization	(21,000)	(1,000)
Net assets under capital lease	$52,000	$43,000

Schedule of Depreciation and Amortization Expense
	2014	2013
Research and development	$120,000	$76,000
General and administrative	113,000	130,000
	$233,000	$206,000